Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7 - Shareholders’ Equity

On October 4, 2010 the Company was authorized to issue 50,000,000 shares with a par value of $0.001 per share. On March 4, 2011 the Company’s shareholders approved an amendment to the Company’s Memorandum of Association increasing the number of shares authorized to 55,000,000 consisting of 50,000,000 ordinary shares and 5,000,000 preferred shares.

Ordinary Shares

In connection with the organization of the Company, on June 17, 2010, a total of 1,150,000 shares of the Company’s ordinary shares were sold to the Initial Shareholders at a price of $0.0217 per share for an aggregate of $25,000.

The number of ordinary shares held by the Initial Shareholders that was subject to forfeiture by such shareholders, if the over-allotment option was not exercised in full by the Underwriter, was 150,000 shares in order to maintain 20% of the Company’s issued and outstanding shares after the Offering as of March 24, 2011. On March 30, 2011, the underwriter exercised a portion of its over-allotment option. After the partial exercise and expiration of the over-allotment option 123,375 of the shares held by the Initial Shareholders were forfeited.

Beginning on June 15, 2011, the 10b5-1 plan has maintained a limit order of $7.75 per ordinary share as required by the plan. Between June 15, 2011 and December 31, 2012, the Company purchased 665,000 ordinary shares at $7.75 per share for a total of $5,153,750. Additionally, the Company paid $35,358 in commissions and expenses in conjunction with these purchases for a total of $5,189,108. The 10b5-1 plan terminated upon the announcement of a Business Combination on September 18, 2012.

Preferred Shares

On March 4, 2011, the Company’s shareholders approved an amendment to the Company’s Memorandum of Association authorizing the issuance of up to 5,000,000 preferred shares with a par value of $0.001 and such designation as may be determined by the Board of Directors of the Company from time to time.